Intangible assets - Other intangible assets - Breakdown (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible assets - Other intangible assets
Other intangible assets	$ 7,098	$ 6,310
Intangible assets with restricted title or pledged as security for liabilities	0	0
Gross carrying amount
Intangible assets - Other intangible assets
Other intangible assets	16,989	13,753	$ 10,789
Accumulated depreciation and amortization
Intangible assets - Other intangible assets
Other intangible assets	$ (9,891)	$ (7,443)
IT developments
Intangible assets - Other intangible assets
Estimated useful life	3 years	3 years
Other intangible assets	$ 7,045	$ 6,246
IT developments | Gross carrying amount
Intangible assets - Other intangible assets
Other intangible assets	16,903	13,666
IT developments | Accumulated depreciation and amortization
Intangible assets - Other intangible assets
Other intangible assets	$ (9,858)	$ (7,420)
Other intangibles
Intangible assets - Other intangible assets
Estimated useful life	10 years	10 years
Other intangible assets	$ 53	$ 64
Other intangibles | Gross carrying amount
Intangible assets - Other intangible assets
Other intangible assets	86	87
Other intangibles | Accumulated depreciation and amortization
Intangible assets - Other intangible assets
Other intangible assets	$ (33)	$ (23)